Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Current tax expense:
Bermuda	$ 0	$ 0	$ 0	$ 0
Foreign	3	15	30	2
Deferred tax benefit:
Bermuda	0	0	0	0
Foreign	(1)	(5)	(13)	(2)
Total tax expense	$ 2	$ 10	$ 17	$ 0
Effective tax rate	0.00%	16.00%	5.40%	0.00%